Share-Based Compensation - Summary of the Status of Employee Stock Options (Details) - Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding (in shares)	1,439
Exercised (in shares)	(287)
Expired (in shares)	(3)
Outstanding (in shares)	1,149
Vested (in shares)	1,149	1,400	1,700
Vested and expected to vest (in shares)	1,149
Weighted Average Exercise Price
Outstanding (in dollars per share)	$ 19.84
Exercised (in dollars per share)	21.08
Expired (in dollars per share)	18.63
Outstanding (in dollars per share)	19.54
Vested (in dollars per share)	19.54	$ 19.84	$ 19.27
Vested and expected to vest (in dollars per share)	$ 19.54
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Weighted Average Contractual Term [Abstract]
Vested and expected to vest	3 years 3 months 26 days
Vested	3 years 3 months 26 days
Outstanding	3 years 3 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Aggregate Intrinsic Value [Abstract]
Outstanding	$ 13,088
Vested	13,088
Vested and expected to vest	$ 13,088